Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Common Shares Outstanding and Percentage Control of the Company

	December 31, 2019		December 31, 2018
	Number of Shares	%	Number of Shares	%
John Barker	32,714	0.08	31,714	0.15
Stephen Randall	22,993	0.06	21,643	0.10
David McNally	4,167	0.01	4,167	0.02
John Schellhorn	294	0.00	294	0.00
Bruce Wolff 1	—	—	7,610	0.03

Total	60,168	0.15	65,428	0.30

Common Shares Outstanding	39,907,681	100%	21,675,849	100%

1: Bruce Wolff retired as a Director effective May 29, 2019